STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - .8%
Fox Factory Holding	7,100	[a]	1,091,057
Gentherm	2,691	[a]	230,942
Harley-Davidson	41,070		1,623,497
LCI Industries	6,760		957,622
Thor Industries	1,420	[b]	161,071
Visteon	8,470	[a]	895,110
			4,959,299
Banks - 12.0%
Associated Banc-Corp	100,039		2,062,804
BankUnited	60,901		2,559,669
Banner	69,302		3,964,074
Brookline Bancorp	82,360		1,232,929
Cadence Bancorp	176,257		3,791,288
Camden National	30,680		1,431,836
Cathay General Bancorp	4,402		175,112
City Holding	19,240		1,498,796
Columbia Banking System	75,345		2,739,544
Dime Community Bancshares	3,048		100,584
Eastern Bankshares	56,540		1,118,361
Enterprise Financial Services	3,223		144,745
Essent Group	10,300		484,924
F.N.B.	16,806		196,294
Federal Agricultural Mortgage, Cl. C	2,137		209,212
First Bancorp	35,100		1,465,776
First Financial	36,350		1,469,630
First Horizon	4,820		79,000
Glacier Bancorp	29,541		1,573,354
Great Southern Bancorp	27,980		1,524,071
Great Western Bancorp	4,763		147,462
Hancock Whitney	26,450		1,215,642
Heartland Financial USA	34,618		1,628,085
Hope Bancorp	14,879		205,181
Horizon Bancorp	70,420		1,256,997
Huntington Bancshares	132,989		2,065,319
Independent Bank	105,763		8,112,021
Independent Bank Group	15,740		1,108,568
Lakeland Financial	12,880	[b]	855,361
NBT Bancorp	42,420		1,521,181
NMI Holdings, Cl. A	52,970	[a]	1,195,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Banks - 12.0% (continued)
OceanFirst Financial	59,680		1,268,797
Old National Bancorp	80,494		1,341,030
Pacific Premier Bancorp	86,912		3,473,004
PacWest Bancorp	32,280		1,373,514
Pinnacle Financial Partners	8,232		797,845
Renasant	18,720		657,072
Seacoast Banking Corp. of Florida	110,474		3,528,540
Stock Yards Bancorp	18,665		962,741
Synovus Financial	97,857		4,217,637
Texas Capital Bancshares	34,782	[a]	2,364,829
TriCo Bancshares	32,410		1,281,815
Triumph Bancorp	12,119	[a]	996,424
Walker & Dunlop	18,330		2,035,546
Washington Trust Bancorp	29,030		1,546,138
Webster Financial	23,130		1,168,528
WesBanco	37,340		1,269,560
Wintrust Financial	14,180		1,061,231
WSFS Financial	26,170		1,188,380
			77,665,984
Capital Goods - 14.0%
AerCap Holdings	40,388	[a]	2,178,125
Alamo Group	979		151,755
Albany International, Cl. A	28,230		2,211,256
Allied Motion Technologies	35,847		1,238,872
Altra Industrial Motion	25,295		1,481,275
Ameresco, Cl. A	25,000	[a]	1,728,750
Astec Industries	27,408		1,675,725
AZZ	29,550		1,582,402
Babcock & Wilcox Enterprises	230,574	[a]	1,683,190
Beacon Roofing Supply	22,570	[a]	1,161,904
Bloom Energy, Cl. A	29,233	[a,b]	626,171
Chart Industries	10,300	[a]	1,940,314
Colfax	5,694	[a,b]	274,280
Comfort Systems USA	10,080		765,878
Curtiss-Wright	1,672		203,616
Douglas Dynamics	12,716		505,334
EMCOR Group	8,590		1,043,685
Enerpac Tool Group	115,324		2,901,551
EnerSys	8,030		679,258
ESCO Technologies	1,571		141,579
Franklin Electric	12,850		1,091,993
Gibraltar Industries	30,402	[a]	2,269,813
Global Industrial	23,540		906,055
Granite Construction	76,582	[b]	3,104,634

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Capital Goods - 14.0% (continued)
Great Lakes Dredge & Dock	66,444	[a]	1,003,969
Griffon	35,609		861,738
H&E Equipment Services	28,020		954,081
Hexcel	17,875	[a]	1,013,691
Hillenbrand	69,992		3,249,029
ITT	9,210		881,121
Kennametal	150,939		5,611,912
LSI Industries	152,730		1,267,659
Lydall	22,870	[a]	1,417,483
McGrath RentCorp	12,500		872,250
Mercury Systems	10,354	[a]	521,635
Mueller Industries	19,560		872,572
Oshkosh	1,413		161,902
PAE	54,164	[a]	362,357
Park Aerospace	137,748		2,008,366
PGT Innovations	29,080	[a]	617,368
Powell Industries	63,677		1,611,028
RBC Bearings	5,455	[a]	1,262,942
Regal Beloit	1,016		151,811
Resideo Technologies	131,355	[a]	4,234,885
Rexnord	123,045		7,476,214
Simpson Manufacturing	9,240		1,045,506
Spirit AeroSystems Holdings, Cl. A	45,044		1,767,527
SPX	70,181	[a]	4,384,909
SPX FLOW	48,925		3,939,930
Tennant	19,506		1,443,054
Terex	16,955		865,553
Textainer Group Holdings	57,930	[a]	1,924,435
The AZEK Company	25,990	[a]	1,104,315
Thermon Group Holdings	80,030	[a]	1,336,501
TriMas	51,086	[a]	1,640,371
Triton International	20,810		1,138,723
Twin Disc	20,940	[a]	261,750
Valmont Industries	5,036		1,253,259
			90,067,261
Commercial & Professional Services - 5.9%
ABM Industries	24,360		1,206,307
Alight, Cl. A	92,870	[a,b]	1,020,641
ASGN	12,526	[a]	1,405,292
Brady, Cl. A	43,777		2,334,627
CACI International, Cl. A	648	[a]	166,886
CBIZ	7,861	[a]	268,139
Clean Harbors	11,817	[a]	1,212,661
Covanta Holding	88,019		1,764,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Commercial & Professional Services - 5.9% (continued)
Deluxe	13,651		523,516
Harsco	292,212	[a]	5,329,947
Heritage-Crystal Clean	52,430	[a]	1,548,782
Herman Miller	5,375		225,911
KAR Auction Services	41,583	[a]	703,169
KBR	65,996		2,569,884
Kelly Services, Cl. A	39,340		764,770
ManTech International, Cl. A	44,352		3,511,348
MSA Safety	24,613		4,007,981
Resources Connection	92,167		1,456,239
Stericycle	31,865	[a]	2,217,804
The Brink's Company	49,243		3,848,833
Upwork	6,925	[a]	309,617
VSE	30,130		1,506,199
			37,903,334
Consumer Durables & Apparel - 3.1%
Acushnet Holdings	28,674		1,432,553
Carter's	2,237		229,024
Cavco Industries	5,060	[a]	1,292,830
G-III Apparel Group	45,320	[a]	1,401,748
Hayward Holdings	47,970	[a,b]	1,004,972
Helen of Troy	805	[a]	192,548
Installed Building Products	8,935		1,109,548
KB Home	26,205		1,127,601
Legacy Housing	28,420	[a]	557,032
M/I Homes	18,990	[a]	1,222,766
Malibu Boats, Cl. A	9,935	[a]	711,346
PVH	34,790	[a]	3,645,644
Skyline Champion	22,790	[a]	1,429,389
Tempur Sealy International	51,914		2,320,556
Wolverine World Wide	62,255		2,232,464
			19,910,021
Consumer Services - 2.6%
Boyd Gaming	65,199	[a]	4,001,263
Frontdoor	10,700	[a]	466,734
Hilton Grand Vacations	27,450	[a]	1,199,290
International Game Technology	121,742	[a,b]	2,616,236
Marriott Vacations Worldwide	21,751	[a]	3,252,862
OneSpaWorld Holdings	320,958	[a,b]	3,370,059
Perdoceo Education	105,290	[a]	1,156,084
SeaWorld Entertainment	18,209	[a]	895,701
			16,958,229

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Diversified Financials - 3.4%
Artisan Partners Asset Management, Cl. A	73,457		3,816,826
Cohen & Steers	35,140		3,082,129
Evercore, Cl. A	16,284		2,273,898
FirstCash	39,981		3,425,972
Focus Financial Partners, Cl. A	62,710	[a]	3,253,395
Green Dot, Cl. A	32,190	[a]	1,681,606
PROG Holdings	2,491		117,874
Stifel Financial	57,336		3,961,918
			21,613,618
Energy - 3.6%
Cactus, Cl. A	125,148		4,694,302
ChampionX	151,381	[a]	3,531,719
Chesapeake Energy	19,900	[b]	1,110,619
Devon Energy	74,629		2,205,287
Dril-Quip	81,858	[a]	1,989,149
Geopark	7,225		87,134
Green Plains	28,930	[a,b]	1,015,443
Gulfport Energy Operating	17,940	[a,b]	1,199,468
ION Geophysical	18,037	[a,b]	23,268
Oasis Petroleum	10,395		900,103
Oceaneering International	6,390	[a]	78,597
Oil States International	87,162	[a]	510,769
Patterson-UTI Energy	35,836		278,087
PDC Energy	82,413		3,440,743
Renewable Energy Group	8,405	[a,b]	406,970
TETRA Technologies	107,885	[a]	349,547
World Fuel Services	33,078		1,070,404
			22,891,609
Food & Staples Retailing - .2%
BJ's Wholesale Club Holdings	22,570	[a]	1,278,816
Food, Beverage & Tobacco - 2.4%
Calavo Growers	1,858	[a]	87,177
Darling Ingredients	44,122	[a]	3,287,089
Lancaster Colony	3,960		701,870
Landec	36,430	[a]	394,537
Primo Water	84,402		1,498,980
Seaboard	303		1,289,144
The Hain Celestial Group	42,359	[a]	1,584,650
Tootsie Roll Industries	38,817	[b]	1,228,558
TreeHouse Foods	147,124	[a]	5,512,736
			15,584,741
Health Care Equipment & Services - 8.0%
Acadia Healthcare	45,037	[a]	2,977,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Health Care Equipment & Services - 8.0% (continued)
Accuray	549,547	[a]	2,236,656
AMN Healthcare Services	18,819	[a]	2,136,333
AngioDynamics	58,272	[a]	1,649,098
Apria	30,080	[a]	1,072,954
AtriCure	18,793	[a]	1,383,541
Avanos Medical	84,082	[a]	2,774,706
BioLife Solutions	22,205	[a]	1,295,884
Cardiovascular Systems	12,603	[a]	451,061
CONMED	7,575		994,901
Cross Country Healthcare	177,763	[a]	3,866,345
CryoPort	23,105	[a,b]	1,468,785
Cytosorbents	49,728	[a,b]	475,897
Encompass Health	15,250		1,196,363
Haemonetics	63,835	[a]	4,005,646
Hanger	63,890	[a]	1,525,693
Integer Holdings	34,646	[a]	3,422,678
Intersect ENT	34,824	[a]	947,561
LHC Group	7,345	[a]	1,371,752
MEDNAX	11,408	[a,b]	366,311
Merit Medical Systems	63,095	[a]	4,528,329
Mesa Laboratories	6,360	[b]	1,697,611
Molina Healthcare	8,232	[a]	2,212,515
NuVasive	75,597	[a]	4,697,597
OraSure Technologies	70,645	[a]	773,563
Patterson Companies	26,590		814,718
The Ensign Group	2,407		196,580
Varex Imaging	34,722	[a]	1,012,841
			51,553,765
Household & Personal Products - .3%
Spectrum Brands Holdings	22,128		1,727,312
Insurance - 1.7%
Axis Capital Holdings	22,770		1,165,141
First American Financial	9,470		667,919
HCI Group	1,078	[b]	120,369
Horace Mann Educators	64,828		2,657,948
Old Republic International	40,462		1,052,012
Primerica	6,400		978,816
ProAssurance	34,957		891,404
Selective Insurance Group	1,094		91,426
Stewart Information Services	23,070		1,452,256
The Hanover Insurance Group	14,952		2,112,867
			11,190,158
Materials - 6.7%
Allegheny Technologies	225,530	[a]	4,027,966

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Materials - 6.7% (continued)
American Vanguard	117,108		1,795,266
Avery Dennison	17,330		3,906,009
Avient	97,683		5,088,307
Balchem	8,330		1,169,699
Cleveland-Cliffs	209,346	[a,b]	4,913,350
Commercial Metals	54,280		1,770,614
Crown Holdings	40,560		4,453,082
Eagle Materials	9,695		1,520,564
Innospec	1,493		139,745
Materion	45,359		3,312,567
Mercer International	126,430		1,438,773
MP Materials	23,025	[a,b]	772,949
Neenah	1,819		91,659
Schnitzer Steel Industries, Cl. A	39,011		1,845,610
Schweitzer-Mauduit International	44,503		1,703,130
Sensient Technologies	11,754		1,020,835
Summit Materials, Cl. A	46,500	[a]	1,565,655
UFP Technologies	15,390	[a]	1,077,146
Valvoline	29,770		897,863
Worthington Industries	15,221		882,057
			43,392,846
Media & Entertainment - 2.0%
Criteo, ADR	122,874	[a]	4,611,461
Gray Television	178,964		4,069,641
Madison Square Garden Entertainment	19,758	[a]	1,584,394
PubMatic, Cl. A	56,500	[a]	1,646,975
TechTarget	14,995	[a,b]	1,268,277
			13,180,748
Pharmaceuticals Biotechnology & Life Sciences - 3.0%
Amneal Pharmaceuticals	136,564	[a]	770,221
Arvinas	15,450	[a]	1,331,944
Axsome Therapeutics	6,970	[a,b]	178,990
Beam Therapeutics	3,920	[a,b]	434,806
Bicycle Therapeutics, ADR	12,120	[a,b]	432,684
CareDx	17,865	[a]	1,309,147
Charles River Laboratories International	7,040	[a]	3,124,774
Cytokinetics	14,275	[a,b]	470,647
Dicerna Pharmaceuticals	15,905	[a]	327,325
Editas Medicine	7,790	[a]	495,366
Emergent BioSolutions	16,374	[a]	1,032,872
Fluidigm	157,410	[a,b]	1,134,926
IGM Biosciences	3,140	[a]	223,599
Intellia Therapeutics	4,845	[a]	777,768
Invitae	25,600	[a,b]	758,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.0% (continued)
NeoGenomics	15,145	[a,b]	736,350
Perrigo	56,491		2,313,306
Phibro Animal Health, Cl. A	144,429		3,508,180
Vericel	4,780	[a]	258,933
			19,620,366
Real Estate - 3.3%
Apple Hospitality REIT	7,546	[c]	111,530
CareTrust REIT	9,814	[c]	215,810
Corporate Office Properties Trust	128,922	[c]	3,633,022
EPR Properties	32,380	[c]	1,643,285
Global Medical REIT	82,000	[c]	1,264,440
Hudson Pacific Properties	71,340	[c]	1,881,949
Industrial Logistics Properties Trust	40,160	[c]	1,101,589
Jones Lang LaSalle	1,064	[a]	257,946
Lamar Advertising, Cl. A	23,381	[c]	2,661,459
Lexington Realty Trust	13,587	[b,c]	183,832
National Health Investors	1,910	[c]	114,256
Newmark Group, Cl. A	21,266		289,643
Omega Healthcare Investors	4,676	[c]	156,786
Piedmont Office Realty Trust, Cl. A	11,367	[c]	202,560
Potlatchdeltic	31,201	[c]	1,620,892
Sunstone Hotel Investors	166,782	[a,c]	1,933,003
Terreno Realty	19,235	[c]	1,285,090
The Macerich Company	58,165	[b,c]	993,458
UMH Properties	79,860	[c]	1,892,682
			21,443,232
Retailing - 2.8%
American Eagle Outfitters	29,535		901,408
Asbury Automotive Group	19,809	[a]	3,689,228
Caleres	20,020		492,292
Chico's FAS	82,327	[a]	425,631
Leslie's	51,345	[a,b]	1,238,441
Lithia Motors	703	[b]	232,904
Monro	28,807		1,639,406
Ollie's Bargain Outlet Holdings	18,480	[a,b]	1,337,582
Overstock.com	10,630	[a]	766,955
Signet Jewelers	19,990	[b]	1,583,208
Sonic Automotive, Cl. A	44,812		2,264,798
The Aaron's Company	7,162		189,936
The Children's Place	9,976	[a]	866,316
The ODP	47,968	[a]	2,262,650
			17,890,755

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Semiconductors & Semiconductor Equipment - 5.7%
Axcelis Technologies	21,790	[a]	1,083,181
CEVA	19,206	[a]	926,690
CMC Materials	30,608		4,059,233
Cohu	31,360	[a]	1,118,925
DSP Group	89,975	[a]	1,970,452
Entegris	8,049		967,007
FormFactor	83,908	[a]	3,262,343
Impinj	8,687	[a]	506,365
Kulicke & Soffa Industries	11,050		775,600
MACOM Technology Solutions Holdings	64,654	[a]	3,925,144
MaxLinear	124,372	[a]	6,495,950
Onto Innovation	11,330	[a]	839,893
Power Integrations	21,500		2,335,760
Rambus	105,357	[a]	2,507,497
Semtech	15,960	[a]	1,115,923
Silicon Laboratories	8,895	[a]	1,402,030
SunPower	22,265	[a,b]	479,811
Synaptics	3,613	[a]	685,676
Veeco Instruments	109,405	[a]	2,493,340
			36,950,820
Software & Services - 6.9%
Alliance Data Systems	11,466		1,124,929
Avaya Holdings	109,201	[a]	2,202,584
BlackLine	7,390	[a,b]	806,249
Box, Cl. A	42,053	[a]	1,084,126
Cerence	6,505	[a,b]	705,402
Cloudera	122,611	[a]	1,953,193
Cognyte Software	61,584	[a]	1,692,328
Concentrix	9,260	[a]	1,605,591
Conduent	416,455	[a]	3,040,121
ExlService Holdings	30,618	[a]	3,770,301
FireEye	124,166	[a]	2,258,580
LivePerson	27,265	[a,b]	1,747,686
MAXIMUS	16,599		1,445,607
New Relic	13,649	[a]	1,091,511
Nuance Communications	47,829	[a]	2,632,986
OneSpan	53,360	[a]	1,028,247
Perficient	2,979	[a]	355,156
Qualys	5,150	[a]	604,507
Sprout Social, Cl. A	10,755	[a]	1,307,808
Switch, Cl. A	77,010		1,910,618
The Hackett Group	51,330		1,006,068
Unisys	128,019	[a]	3,099,340
Varonis Systems	14,540	[a]	1,003,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Software & Services - 6.9% (continued)
Verint Systems	43,458	[a]	1,939,965
Vonage Holdings	41,163	[a]	580,398
Workiva	9,470	[a]	1,328,357
Xperi Holding	141,804		3,030,351
			44,355,414
Technology Hardware & Equipment - 4.9%
Ciena	58,876	[a]	3,363,586
Coherent	917	[a]	231,698
Diebold Nixdorf	91,431	[a]	994,769
EMCORE	76,698	[a]	573,701
II-VI	11,728	[a,b]	738,630
Infinera	90,117	[a,b]	763,291
Itron	26,857	[a]	2,256,257
Kimball Electronics	65,660	[a]	1,587,002
Knowles	152,732	[a]	3,054,640
Methode Electronics	95,215		4,434,163
OSI Systems	25,139	[a]	2,487,253
Quantum	268,666	[a]	1,676,476
Radware	13,753	[a]	471,453
Ribbon Communications	108,379	[a]	707,715
Stratasys	88,845	[a,b]	1,871,076
Teledyne Technologies	2,377	[a]	1,101,454
Viasat	33,137	[a,b]	1,711,195
Viavi Solutions	102,858	[a]	1,675,557
Vishay Intertechnology	17,870		392,604
Vishay Precision Group	42,340	[a]	1,582,246
			31,674,766
Telecommunication Services - .6%
ATN International	56,034		2,554,590
Bandwidth, Cl. A	13,025	[a,b]	1,340,272
			3,894,862
Transportation - 1.9%
Allegiant Travel	11,832	[a]	2,276,950
Avis Budget Group	15,967	[a,b]	1,449,005
Heartland Express	63,744		1,069,624
Hub Group, Cl. A	20,080	[a]	1,409,616
JetBlue Airways	81,190	[a]	1,228,405
Kirby	24,380	[a]	1,306,524
Knight-Swift Transportation Holdings	3,909		202,994
Ryder System	26,160		2,079,458
Werner Enterprises	26,355		1,242,902
			12,265,478
Utilities - 1.5%
ALLETE	1,583		106,726

Description			Shares		Value ($)
Common Stocks - 97.3% (continued)
Utilities - 1.5% (continued)
Avista			3,670		153,590
IDACORP			1,757		185,100
NorthWestern			18,380		1,168,968
Ormat Technologies			35,271	[b]	2,508,826
Portland General Electric			63,772		3,274,692
South Jersey Industries			19,085	[b]	473,499
Vistra Energy			79,701		1,521,492
					9,392,893
Total Common Stocks (cost $459,892,949)					627,366,327

Convertible Bonds - .0%
Energy - .0%
ION Geophysical (cost $48,000)	8.00	12/15/2025	48,000		43,901

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 ETF (cost $2,711,565)			13,000	[b]	2,936,960
		1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,123,560)		0.06	15,123,560	[d]	15,123,560

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,125,672)		0.02	7,125,672	[d]	7,125,672
Total Investments (cost $484,901,746)			101.2%		652,596,420
Liabilities, Less Cash and Receivables			(1.2%)		(8,007,016)
Net Assets			100.0%		644,589,404

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2021, the value of the fund’s securities on loan was $41,776,896 and the value of the collateral was $43,457,277, consisting of cash collateral of $7,125,672 and U.S. Government & Agency securities valued at $36,331,605.

c Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	43,901	-	43,901
Equity Securities—Common Stocks	627,366,327	-	-	627,366,327
Exchange-Traded Funds	2,936,960	-	-	2,936,960
Investment Companies	22,249,232	-	-	22,249,232

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2021, accumulated net unrealized appreciation on investments was $167,694,674, consisting of $180,711,532 gross unrealized appreciation and $13,016,858 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.